As filed with the Securities and Exchange Commission on
February 19, 2019

Registration No. 2-55091
811-02608

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 61	/ X /
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 57	/ X /
(Check appropriate box or boxes)	----

PUTNAM MONEY MARKET FUND
(Exact name of registrant as specified in charter)

100 Federal Street, Boston, MA 02110
(Address of principal executive offices)

Registrants' Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)
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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on January 30, 2019 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a) (1)
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/ /	on (date) pursuant to paragraph (a) (1)
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/ /	75 days after filing pursuant to paragraph (a) (2)
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/ /	on (date) pursuant to paragraph (a) (2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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ROBERT T. BURNS, Vice President
PUTNAM MONEY MARKET FUND
100 Federal Street, Boston, MA 02110
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19th day of February, 2019.

PUTNAM MONEY MARKET FUND

By:/s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Paul L. Joskow*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

By:/s/ Jonathan S. Horwitz, as Attorney-in-Fact
February 19, 2019

* Signed pursuant to power of attorney filed in Post-Effective Amendment No. 60 tot he Registrant's Registration Statement on January 28, 2019.